Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Shares (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Schedule of Calculation of Basic and Diluted Shares [Abstract]
Net income attributable to common shareholders		$ 725,934	$ 1,037,826		$ 1,354,467
Weighted-average shares used in computing basic earnings per share		12,500,000	12,500,000	[1]	12,500,000	[1]
Weighted-average shares used in computing diluted earnings per share	[1]	12,500,000	12,500,000		12,500,000
Basic earnings per share		$ 0.06	$ 0.08		$ 0.11
Diluted earnings per share		$ 0.06	$ 0.08		$ 0.11

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.